OPERATING REVENUES (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues in the six months ended June 30, 2020 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	76,534	—	76,534
Voyage charter revenues	514,343	194,185	708,528
Other income	—	13,842	13,842
Total	590,877	208,027	798,904

Schedule of Contract Assets	As of June 30, 2020 and December 31, 2019, the Company reported the following contract assets in relation to its contracts with customers, including those contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2020	2019
Voyages in progress	18,704	26,021
Trade accounts receivable	30,090	42,104
Related party receivables	4,044	9,137
Other current assets	1,607	4,491
Total	54,445	81,753